N-6	Apr. 23, 2024 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Metropolitan Life Separate Account UL
Entity Central Index Key	0000858997
Entity Investment Company Type	N-6
Document Period End Date	Apr. 23, 2024
Amendment Flag	false
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal	None	—
Transaction Charges
You may be charged for certain transactions, such as sales charges, underwriting charges or other charges related to increases in specified face amount, charges to pay for certain taxes when you make a premium payment or transfer cash value between
investment options.

“Charges and
Deductions — Sales
Charge; Administrative
Charge; Charge for
Average Expected State
and Local Taxes
Attributable to
Premiums; Charge for
Expected Federal Taxes
Attributable to
Premiums; and Other
Charges”

Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy and optional benefits added by rider.
Such fees and expenses are set based on characteristics of the insured (e.g., the insured’s sex (if permitted by law and applicable under your Policy), age underwriting class and rate class. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				“Charges and Deductions– Charges Included in the Monthly Deduction” “Charges and Deductions – Charges Included in the Monthly Deduction “ “Charges and Deductions – Portfolio Company Charges”
	ANNUAL FEE	MIN.	MAX.
	Investment options (Portfolio fees and charges)	0.27%	2.27%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal	None	—

Transaction Charges [Text Block]
Transaction Charges
You may be charged for certain transactions, such as sales charges, underwriting charges or other charges related to increases in specified face amount, charges to pay for certain taxes when you make a premium payment or transfer cash value between
investment options.

“Charges and
Deductions — Sales
Charge; Administrative
Charge; Charge for
Average Expected State
and Local Taxes
Attributable to
Premiums; Charge for
Expected Federal Taxes
Attributable to
Premiums; and Other
Charges”

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy and optional benefits added by rider.
Such fees and expenses are set based on characteristics of the insured (e.g., the insured’s sex (if permitted by law and applicable under your Policy), age underwriting class and rate class. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				“Charges and Deductions– Charges Included in the Monthly Deduction” “Charges and Deductions – Charges Included in the Monthly Deduction “ “Charges and Deductions – Portfolio Company Charges”
	ANNUAL FEE	MIN.	MAX.
	Investment options (Portfolio fees and charges)	0.27%	2.27%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.27%
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.	“Principal Risks”
Not a Short-Term Investment
The Policy is designed to provide lifetime insurance protection. It should not be used as a short-term investment or if you need ready access to cash because you will be charged when you make premium payments. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
An investment in this Policy is subject to the risks related to
Metropolitan Life, including any obligations (including under any
Fixed Account investment option), guarantees, and benefits of the
Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-877-638-3932 or by visiting https://www.metlife.com/about-us/corporate-profile/
ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor, you have taken partial withdrawals, and the cash surrender value under your Policy is insufficient to cover the monthly deduction.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for
reinstatement are met including the payment of required premiums.
“Principal Risks”

Investment Restrictions [Text Block]	Policy owners may transfer cash value between and among the Divisions and the Fixed Account. The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. The maximum amount that youmay transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed Account over the last four Policy years.At the present time, no charge is assessed against the cash value of a Policy when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the Fixed Account. Metropolitan Life reserves to impose a charge of $25 per transfer. Restrictions may apply to frequent transfers.Metropolitan Life reserves the right to remove or substitute Portfolios that are available under the Policy.
Optional Benefit Restrictions [Text Block]	Restrictions or limitations may apply to certain optional benefits. For example, benefits may be (i) no longer available, (ii) available only when you apply for a Policy, (iii) unavailable in certain combinations, or (iv) available only if your employer makes it available. You should check with your employer regarding the availability of riders.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation relating to your ownership of the Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.
Item 4. Fee Table [Text Block]	FEE TABLES The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy’s specifications page for information about the specific fees you will pay each year based on the options that you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options. Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Maximum Sales Charge (Load) (as a percentage of annual target premium paid)(1)
•Metflex(2)	On payment of premium	9%
6.5% (for Policy years 1 to
10 for Policies issued on or
after 1/1/2009)

3% (for Policy years 11 and
later for Policies issued on
or after 1/1/2009)

None (for Policies issued
on or after 9/1/1993 and
before 1/1/2009)

•MetFlex C(3)	On payment of premium	9%	6.5% (for Policy years 1 to 10 for Policies issued on or after 8/1/2000) 3% (for Policy years 11 and later for Policies issued on or after 8/1/2000)
State Tax Charge (as a percentage of each premium payment)	On payment of premium	2.25%	2.25%
Federal Tax Charge (as a percentage of each premium payment)	On payment of premium	1.2%	1.2%
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Administrative Charge
•MetFlex(4)	On payment of premium	1.05%
0.55% (for Policy years 1 to
10 for Policies issued on or
after 1/1/2009)

1.05% (for Policy years 11
and later for Policies
issued on or after
1/1/2009)

1.05% (for all Policy years
for Policies issued on or
after 9/1/1993 and before
1/1/2009)

•MetFlex C(4)	On payment of premium	1.05%	1.05% (for all Policy years for Policies issued on or after 5/1/1996 and before 12/31/2008). There were no new policies issued for MetFlex C after 12/31/ 2008.
Transfer Fee	On transfer of cash value among Divisions or to or from the Fixed Account	$25 per transfer	Not currently charged
Enhanced Cash Surrender Value Rider(5)	On premium payments made during the first five Policy years	0.25%	0.25%
Underwriting Charge (applies only if you request an increase in your specified face amount)	On face amount increase	$3 per $1,000 of increase	Not currently charged
Interim Term Insurance Benefit
Cost of Insurance: •Minimum and Maximum Charge	On payment of first premium if rider is elected	$0.03 to $33.82 per $1,000 of term insurance amount	$0.03 to $33.79 per $1,000 of term insurance amount
•Charge for a representative insured(6)		$0.27 per $1,000 of term insurance amount	$0.15 per $1,000 of term insurance amount
(1)See “Charges and Deductions — Annual Target Premium” for a detailed discussion of the determination of the annual target premium.(2)For MetFlex Policies issued on or after 9/1/1993 and before 1/1/2009, the maximum sales charge is 1.0% of annual target premiums paid in all Policy years. For Metflex Policies issued on or after 1/1/2009, the maximum sales charge is 9% of annual target premium paid for Policy years 1 to 10 and 3% of annual target premiums paid for Policy years 11 and later. The current sales charge for premiums paid in excess of annual target premiums in all Policy years is 0%.(3)For Metflex C Policies issued on or after 8/1/2000, the maximum sales charge is 9% of annual target premiums paid for Policy years 1 to 10, and 3% of annual target premiums paid for Policy years 11 and later. For MetFlex C Policies issued on or after 5/1/1996 and before 8/1/2000, the current sales charge imposed in Policy years 1 to 10 was up to 9% of the annual target premium paid. The current sales charge for premiums paid in excess of annual target premiums in all Policy years is 0%. (4)The current administrative charge for premiums paid in excess of annual target premiums in all Policy years is 0.05%.(5)For MetFlex Policies issued with the Enhanced Cash Surrender Value Rider on or after February 1, 2004, if you request a full cash withdrawal during the first ten Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year. For MetFlex C Policies issued on or after November 5, 2001 and before February 1, 2004 with the Enhanced Cash Surrender Value Rider, if you request a full cash withdrawal in the first seven Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year. We will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Code. This rider is subject to state approval. See “Optional Benefits — Enhanced Cash Surrender Value” for a table showing the amounts that will be refunded under this benefit and an example of the operation of this benefit.(6)A representative insured is a male, issue age 47, nonsmoker, Guaranteed Issue underwriting class.The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio fees and expenses. Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Base Contract Charge
Cost of Term Insurance for coverage under base policy(1)(2)
•Minimum and Maximum Charge	Monthly	$0.03 to $35.30 per $1,000 of term insurance amount	$0.03 to $33.79 per $1,000 of term insurance amount
•Charge for a representative insured(3)		$0.27 per $1,000 of term insurance amount	$0.15 per $1,000 of term insurance amount
Mortality and Expense Risk Charge
•MetFlex	Monthly	Effective annual rate up to 0.90% of the cash value in the Separate Account
For Policies issued on or
after 1/1/2009, effective
annual rate of:
•0.40% (Policy years 1 to
9)
•0.20% (Policy years 10 to
20)
•0.10% (thereafter)

For Policies issued before
1/1/2009, effective annual
rate of:
•0.60% (Policy years 1 to
9)
•0.30% (thereafter)

•MetFlex C	Monthly	Effective annual rate of 0.90% of the cash value in the Separate Account	Effective annual rate of: •0.48% (Policy years 1 to 9) •0.36% (Policy years 10 to 20) •0.30% (thereafter)
Loan Interest Spread(4)	Annually	Annual rate of 2% of the loan amount	Annual rate of 0.25% of the loan amount
Optional Benefit Charges
Disability Waiver Rider(2)
•Minimum and Maximum Charge	Monthly	$0.012 to $0.092 per $1,000 of insurance amount	$0.012 to $0.092 per $1,000 of insurance amount
•Charge for a representative insured(3)		$0.053 per $1,000 of insurance amount	$0.053 per $1,000 of insurance amount
Yearly Renewable Term Insurance Rider(2)
•Minimum and Maximum Charge	Monthly	$0.09 to $30.45 per $1,000 of term insurance amount	$0.03 to $14.34 per $1,000 of term insurance amount
•Charge for a representative insured(3)		$0.27 per $1,000 of term insurance amount	$0.19 per $1,000 of term insurance amount
Accidental Death Benefit Rider(2)
•Minimum and Maximum Charge	Monthly	$0.07 to $0.116 per $1,000 of accidental death benefit amount	$0.07 to $0.116 per $1,000 of accidental death benefit amount
•Charge for a representative insured(3)		$0.078 per $1,000 of accidental death benefit amount	$0.078 per $1,000 of accidental death benefit amount
Term Insurance Rider(2)
•Minimum and Maximum Charge	Monthly	$0.03 to $33.82 per $1,000 of term insurance amount	$0.02 to $25.34 per $1,000 of term insurance amount
•Charge for a representative insured(3)		$0.27 per $1,000 of term insurance amount	$0.11 per $1,000 of term insurance amount
(1)The cost of term insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. See “Charges and Deductions — Cost of Term Insurance” for a more detailed discussion of factors affecting this charge. For Policies issued before January 1, 2009, the maximum cost of insurance charge ranges from $0.09 to $30.45 per $1,000 of term insurance amount. For Policies issued from January 1, 2009 through December 31, 2019, the maximum cost of insurance charge ranges from $0.04 to $35.30 per $1,000 of term insurance amount. For MetFlex C Policies issued before January 1, 2009, the current charge for cost of insurance for coverage under the term benefit ranges from $0.03 to $14.34 per $1,000 of the term insurance amount. The maximum charge for cost of insurance for coverage under both the base Policy and the term benefit ranges from $0.09 to $30.45 per $1,000 of term insurance amount.(2)This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. Your Policy will indicate the charges applicable to your Policy. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy, based on various assumptions.(3)A representative insured is a male, issue age 47, nonsmoker, Guaranteed Issue underwriting class.(4)We charge interest on Policy loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
Sales Load, Description [Text Block]	Maximum Sales Charge (Load) (as a percentage of annual target premium paid)(1)
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	On transfer of cash value among Divisions or to or from the Fixed Account
Transfer Fee, Maximum [Dollars]	$ 25
Insurance Cost, Description [Text Block]	Cost of Term Insurance for coverage under base policy(1)(2)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a representative insured(3)$0.27 per $1,000 of term insurance amount$0.15 per $1,000 of term insurance amount
Insurance Cost (of Face Amount), Maximum [Percent]	35.30%
Insurance Cost (of Face Amount), Current [Percent]	33.79%
Insurance Cost (of Face Amount), Minimum [Percent]	0.03%
Insurance Cost, Footnotes [Text Block]	The cost of term insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. See “Charges and Deductions — Cost of Term Insurance” for a more detailed discussion of factors affecting this charge. For Policies issued before January 1, 2009, the maximum cost of insurance charge ranges from $0.09 to $30.45 per $1,000 of term insurance amount. For Policies issued from January 1, 2009 through December 31, 2019, the maximum cost of insurance charge ranges from $0.04 to $35.30 per $1,000 of term insurance amount. For MetFlex C Policies issued before January 1, 2009, the current charge for cost of insurance for coverage under the term benefit ranges from $0.03 to $14.34 per $1,000 of the term insurance amount. The maximum charge for cost of insurance for coverage under both the base Policy and the term benefit ranges from $0.09 to $30.45 per $1,000 of term insurance amount.(2)This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. Your Policy will indicate the charges applicable to your Policy. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy, based on various assumptions.(3)A representative insured is a male, issue age 47, nonsmoker, Guaranteed Issue underwriting class.
Mortality Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expense, Footnotes [Text Block]	The current administrative charge for premiums paid in excess of annual target premiums in all Policy years is 0.05%.
Optional Benefit Charge, Representative [Text Block]	This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. Your Policy will indicate the charges applicable to your Policy. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy, based on various assumptions.
Other Annual Expense, Description [Text Block]	Loan Interest Spread(4)
Other Annual Expense, When Deducted [Text Block]	Annually
Other Annual Expense (of Face Amount), Maximum [Percent]	2.00%
Other Annual Expense (of Face Amount), Current [Percent]	0.25%
Other Annual Expense, Footnotes [Text Block]	We charge interest on Policy loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of the Portfolios available under the Policy, including their current expenses, may be found in Appendix A at the back of this document. Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	2.27%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	2.27%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS This Prospectus discusses the risks associated with purchasing the Policy. Prospectuses for the Portfolios discuss the risks associated with investment in the Portfolio described therein. Each of the Divisions that is available to you under the Policy invests solely in a corresponding “Portfolio” of a Fund. Investment Risk. MetLife does not guarantee the investment performance of the Divisions and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any Fixed Account investment option) has its own unique risks. We do not provide investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the cash value of your Policy resulting from the performance of the Portfolios you have chosen. You should review the investment options before making an investment decision. A comprehensive discussion of the risks associated with investment in the Portfolios can be found in the Portfolio prospectuses, which you can obtain by calling 1-877-638-3932 or by going online at dfineview.com/metlife/tahd/MET000229. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct certain Policy fees and charges from your Policy’s cash value, which can significantly reduce your Policy’s cash value. During times of poor investment performance, these deductions may have an even greater impact on your Policy’s cash value. It is possible to lose your full investment and your Policy could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate. For Policies issued on and after January 1, 2020, the guaranteed minimum annual effective rate is 1%. (For Policies issued from February 24, 2012 through December 31, 2019, the guaranteed minimum annual effective rate is 2.5% and for Policies issued prior to February 24, 2012, the guaranteed minimum annual effective rate is 4%.) Surrender and Withdrawal Risks (Short-Term Investment Risk). The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy’s cash value in the near future. Risk of lapse. Your Policy may lapse without value if you have not paid a sufficient amount of premiums or if the investment experience of the Divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy will lapse without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Policy does lapse, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a policy on which there is an outstanding loan may have adverse tax consequences. Policy Charges and Expense Increases. We have the right to increase certain Policy charges and expenses may increase. Limitations on Access to Cash Value. We limit partial withdrawals of cash value from the Policies. You can make partial withdrawals if: (i) the withdrawal would not result in the cash surrender value being less than sufficient to pay 2 monthly deductions; (ii) the withdrawal is at least $250; (iii) the withdrawal would not result in total premiums paid exceeding any then current maximum premium limitation determined by Code rules; and (iv) the withdrawal would not result in your specified face amount falling below the minimum allowable amount after a specified face amount decrease. The maximum amount that you may withdraw from the Fixed Account in any Policy year is the greater of $50 or 25% of the largest amount in the Fixed Account over the last four Policy years. Limitations on Transfers. We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer. We have adopted procedures to limit frequent transfer activity. In addition, each Portfolio may restrict or refuse certain transfers among, or purchases of shares as a result of certain market timing activities. You should read each Portfolio's prospectus for more details. The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. The maximum amount that you may transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed Account over the last four Policy years. Due to this limit, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account. We may also limit the number of Divisions to which you may transfer cash value, and, under certain conditions, we may have to approve transfers to the Fixed Account. Loans. Before taking a Policy loan you should consider that interest payments on loans are generally not deductible for tax purposes, that under certain situations, Policy loans could be considered taxable distributions, and that amounts held in your Policy loan account do not participate in the investment experience of the Divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow. If you surrender your Policy or if we terminate your Policy, or at the Final Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution (see “Federal Tax Matters — Loans.”) In addition, a Policy loan increases the chances of our terminating your Policy due to insufficient cash value and your Policy’s death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest). Tax Treatment. We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. The insurance proceeds payable upon death of the insured under the Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. The guidance, however, is not entirely clear in certain circumstances, for example, with respect to Policies issued on a substandard risk basis. In general, you should not be deemed to be in receipt of any portion of your Policy’s cash value until there is an actual distribution from the Policy. Although the Beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply. In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. If you pay more than a certain amount of premiums, you may cause your Policy to become a modified endowment contract (“MEC”). If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds) to the extent of any gains in your Policy (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply. If your Policy is part of an equity split dollar arrangement under the economic benefit regime, there is a risk that some portion of the cash value may be taxed prior to any Policy distribution. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax adviser. Pandemics and Other Public Health Issues. Pandemics and other public health issues or other events, and governmental, business and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate net asset values; cause the release and possible loss or destruction of confidential Policy owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times Insurance Company Risks. The Policy is subject to the risks related to Metropolitan Life. Any obligations (including under any Fixed Account investment option), guarantees of the Portfolios and benefits of the Policy, including any death benefit, are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-877-638-3932 or by visiting www.metlife.com/about-us/corporate-profile/ratings. Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITS If the Policy is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the insured’s date of death. We will pay this amount after we receive documents that we request as due proof of the insured’s death. We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Divisions of the Separate Account. More detailed information concerning settlement options is provided under “Income Plans” and on request from your Designated Office. We will pay interest on the proceeds as required by applicable state law. The Policy’s death proceeds may be paid to the beneficiary through a settlement option called the Total Control Account (if the death proceeds meet the required minimum). The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you. The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the interest-bearing account. If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries. The insurance proceeds equal: •The death benefit under the death benefit option or minimum death benefit that is in effect on the date of death; plus•Any additional insurance proceeds provided by rider; minus•Any unpaid Policy loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary, Policy owner or the certificate owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your beneficiary designation — including complete names and complete address — if and as they change. You should contact your Designated Office in order to make a change to your beneficiary designation. (See “Contacting Us.”) Standard Death Benefit Options You can choose among three options. You select which option you want in the Policy application. The three options are: •Option A: The death benefit is a level amount and equals the specified face amount of the Policy. For example, assuming no outstanding indebtedness, if on the date of death, the Face Amount is $500,000, then the Death Benefit would be $500,0000.•Option B: The death benefit varies and equals the specified face amount of the Policy plus the cash value on the date of death. For example, assuming no indebtedness, if on the date of death the Face Amount is $500,000 and Cash Value is $30,000, then the Death Benefit would be $530,000.•Option C: The death benefit varies and equals the specified face amount of the Policy plus the amount by which the Policy premiums paid exceed withdrawals made. For example, assuming no indebtedness, if on the date of death, the Face Amount is $500,000 and the Premium Paid is $50,000 and the withdrawal taken is $10,000, the death benefit would be $540,000 ($500,000 + $50,000 - $10,000). There are issues that you should consider in choosing your death benefit option. For example, under Options B and C, the cash value or other amounts are added to the specified face amount. Therefore, the death benefit will generally be greater under these options than under Option A for Policies with the same specified face amount and premium payments. By the same token, the cost of insurance will generally be greater under Options B and C than under Option A. You can change your death benefit option after the first Policy year, provided that: •Your cash surrender value after the change would be enough to pay at least two monthly deductions.•The specified face amount continues to be no less than the minimum we allow after a decrease.•The total premiums you have paid do not exceed the then current maximum premium limitations permitted under IRS rules.•You provide evidence satisfactory to us of the insured’s insurability, as we may require.Any change will be effective on the monthly anniversary on or immediately following the Date of Receipt of the request (or following the date we approve it if we require evidence of insurability). A change in death benefit option will cause us to automatically increase or decrease your specified face amount so that the amount of the death benefit is not changed on the effective date of the new death benefit option. Before you change your death benefit option you should consider the following: •If the term insurance portion of your death benefit changes, as it may with a change from Option A to B or C and vice versa, the term insurance charge will also change. This will affect your cash value and, in some cases, the death benefit levels.•If your specified face amount changes because of the change in death benefit option, consider also the issues presented by changing your specified face amount that are described under “Specified Face Amount,” below. These issues include the possibility that your Policy would become a modified endowment contract; that youwould receive a taxable distribution; and that the maximum premium amounts that you can pay would change.Minimum Death Benefit In no event will the Policy death benefit (plus the proceeds under any term rider on the insured’s life) be lower than the minimum amount required to maintain the Policy as life insurance under the federal income tax laws as in effect on the date your Policy is issued. We determine this minimum by applying the: I.Cash Value Accumulation Test; orII.For Policies issued prior to January 1, 2020 only, the Guideline Premium/Cash Value Corridor Test.You chose the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test before we issued your Policy, and the election cannot later be changed. Under the Cash Value Accumulation Test, your death benefit is never less than the amount of your Policy’s cash value at the insured’s date of death, multiplied by a factor set forth in your Policy. This factor varies depending upon the insured’s age at the date of death, and it declines as the insured grows older. Under the Guideline Premium/Cash Value Corridor Test, there is a very similar minimum death benefit based on your Policy’s cash value at the date of death. However, the factors set forth in your Policy are higher for the Guideline Premium/Cash Value Corridor Test (which results in a higher minimum death benefit, assuming the same cash value). Also, there are firm limits on the amount of premiums you can pay for the amount of coverage you have in force under the Guideline Premium/Cash Value Corridor Test, while the tax law imposes no such firm limits under the Cash Value Accumulation Test. In addition: •The Cash Value Accumulation Test may allow you to pay a greater amount in premiums for the same amount of death benefit under federal income tax laws and still qualify as life insurance. This is the case because the Policy will qualify as life insurance even though the Policy owner is paying a higher level of premium than allowed under the Guideline Premium/Cash Value Accumulation Test. However, the death benefit under the Cash Value Accumulation Test (and thus the monthly cost of term insurance) could be higher. You should ask for an illustration comparing results under both tests. We reserve the right to return any premium to the extent it would cause the death benefit to increase above certain limits.•Increases in death benefits by operation of the Cash Value Accumulation Test will result in a higher monthly cost of term insurance. Such increases can also occur under the Guideline Premium/Cash Value Corridor Test, although this is less likely.•Any advantage of the Cash Value Accumulation Test may be eliminated if premium payments exceed the 7-pay test limit. The 7-pay test sets a limit on the amount of premiums which may be paid under a Policy during the 7-pay testing period (usually the first 7 Policy years after issue or after a material modification of the Policy) without incurring possible adverse tax consequences. If premiums paid exceed such limit during any 7-pay testing period, any partial withdrawals, Policy loan and other distributions may be subject to adverse federal income tax consequences. (See “Federal Tax Matters — Modified Endowment Contracts” below.)Specified Face Amount Choosing Your Initial Specified Face Amount. The specified face amount is the basic amount of insurance specified in your Policy. The Minimum Initial Specified Face amount is the smallest amount of specified face amount for which a Policy may be issued. Currently this amount is $100,000. If the term insurance rider is purchased, the specified face amount and term rider amount are combined to determine the Minimum Initial Specified Face Amount. You should consider whether to take all of your coverage as specified face amount or whether to take some coverage, if available, under our term insurance benefit. The term insurance benefit provides coverage on the insured to age 100 for Policies issued on and after January 1, 2020 (for Policies issued prior to January 1, 2020, the rider provides coverage to age 95). You may purchase this rider, if available, only at the time of Policy issue. By electing to take part of your coverage under the term insurance rider, you can reduce the amount of sales charges and current cost of insurance charges that you otherwise would pay. For details, see “Optional Benefits.” Changing Your Specified Face Amount. Generally, you may change your specified face amount at any time after the first Policy year subject to certain criteria specified below. Any change will be effective on: the monthly anniversary on or next following the (a) Date of Receipt of your request; or (b) if we require evidence of insurability, the date we approve your request. The Specified Face Amount of insurance may not be reduced to less than $100,000 during the first five Policy years or to less than $50,000 after the fifth Policy year. These minimums also apply to decreases that result from partial withdrawals or changes in death benefit options. If there have been previous specified face amount increases, any decreases in specified face amount will be made in the following order: (i) the specified face amount provided by the most recent increase; (ii) the next most recent increases successively; and (iii) the initial specified face amount. You may increase the specified face amount only if the cash surrender value after the change is large enough to cover at least two monthly deductions based on your most recent cost of term insurance charge. Any increase may require that we receive additional evidence of insurability that is satisfactory to us. We may also impose a one-time underwriting charge. Before you change your specified face amount you should consider the following: •The term insurance portion of your death benefit will change and so will the term insurance charge. This will affect the insurance charges, cash value and, in some cases, death benefit levels.•Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Policy years, could then be taxed on an income first basis.•The amount of additional premiums that the tax laws permit you to pay into your Policy may increase or decrease. The additional amount you can pay without causing your Policy to be a modified endowment contract for tax purposes may also increase or decrease. (See “Federal Tax Matters — Modified Endowment Contracts.”)•In some circumstances, the Policy could become a modified endowment contract.•For Policies issued on or after May 1, 1996 in connection with other than certain employer sponsored plans that became effective prior to August 1, 2000, the sales charge and the administration charge may change. This is because an increase or decrease in the specified face amount will result in an increase or decrease in the annual target premium on which these charges are based.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Specified Face Amount Choosing Your Initial Specified Face Amount. The specified face amount is the basic amount of insurance specified in your Policy. The Minimum Initial Specified Face amount is the smallest amount of specified face amount for which a Policy may be issued. Currently this amount is $100,000. If the term insurance rider is purchased, the specified face amount and term rider amount are combined to determine the Minimum Initial Specified Face Amount. You should consider whether to take all of your coverage as specified face amount or whether to take some coverage, if available, under our term insurance benefit. The term insurance benefit provides coverage on the insured to age 100 for Policies issued on and after January 1, 2020 (for Policies issued prior to January 1, 2020, the rider provides coverage to age 95). You may purchase this rider, if available, only at the time of Policy issue. By electing to take part of your coverage under the term insurance rider, you can reduce the amount of sales charges and current cost of insurance charges that you otherwise would pay. For details, see “Optional Benefits.” Changing Your Specified Face Amount. Generally, you may change your specified face amount at any time after the first Policy year subject to certain criteria specified below. Any change will be effective on: the monthly anniversary on or next following the (a) Date of Receipt of your request; or (b) if we require evidence of insurability, the date we approve your request. The Specified Face Amount of insurance may not be reduced to less than $100,000 during the first five Policy years or to less than $50,000 after the fifth Policy year. These minimums also apply to decreases that result from partial withdrawals or changes in death benefit options. If there have been previous specified face amount increases, any decreases in specified face amount will be made in the following order: (i) the specified face amount provided by the most recent increase; (ii) the next most recent increases successively; and (iii) the initial specified face amount. You may increase the specified face amount only if the cash surrender value after the change is large enough to cover at least two monthly deductions based on your most recent cost of term insurance charge. Any increase may require that we receive additional evidence of insurability that is satisfactory to us. We may also impose a one-time underwriting charge. Before you change your specified face amount you should consider the following: •The term insurance portion of your death benefit will change and so will the term insurance charge. This will affect the insurance charges, cash value and, in some cases, death benefit levels.•Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Policy years, could then be taxed on an income first basis.•The amount of additional premiums that the tax laws permit you to pay into your Policy may increase or decrease. The additional amount you can pay without causing your Policy to be a modified endowment contract for tax purposes may also increase or decrease. (See “Federal Tax Matters — Modified Endowment Contracts.”)•In some circumstances, the Policy could become a modified endowment contract.•For Policies issued on or after May 1, 1996 in connection with other than certain employer sponsored plans that became effective prior to August 1, 2000, the sales charge and the administration charge may change. This is because an increase or decrease in the specified face amount will result in an increase or decrease in the annual target premium on which these charges are based.
Charges and Contract Values, Note (N-6) [Text Block]	There are issues that you should consider in choosing your death benefit option. For example, under Options B and C, the cash value or other amounts are added to the specified face amount. Therefore, the death benefit will generally be greater under these options than under Option A for Policies with the same specified face amount and premium payments. By the same token, the cost of insurance will generally be greater under Options B and C than under Option A. You can change your death benefit option after the first Policy year, provided that: •Your cash surrender value after the change would be enough to pay at least two monthly deductions.•The specified face amount continues to be no less than the minimum we allow after a decrease.•The total premiums you have paid do not exceed the then current maximum premium limitations permitted under IRS rules.•You provide evidence satisfactory to us of the insured’s insurability, as we may require.Any change will be effective on the monthly anniversary on or immediately following the Date of Receipt of the request (or following the date we approve it if we require evidence of insurability). A change in death benefit option will cause us to automatically increase or decrease your specified face amount so that the amount of the death benefit is not changed on the effective date of the new death benefit option. Before you change your death benefit option you should consider the following: •If the term insurance portion of your death benefit changes, as it may with a change from Option A to B or C and vice versa, the term insurance charge will also change. This will affect your cash value and, in some cases, the death benefit levels.•If your specified face amount changes because of the change in death benefit option, consider also the issues presented by changing your specified face amount that are described under “Specified Face Amount,” below. These issues include the possibility that your Policy would become a modified endowment contract; that youwould receive a taxable distribution; and that the maximum premium amounts that you can pay would change.
Item 11. Other Benefits Available (N-6) [Text Block]	OPTIONAL BENEFITS In addition to the standard death benefit associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Interim Term Insurance Benefit Rider
This rider provides a term
insurance benefit if any
insured person dies on or
after the date of the rider and
before the date of the Policy.
This rider will not advance
the time of payment of any
dividend or any endowment
date under the Policy.
		Optional	Available only at the time you apply for the Policy.
Term Insurance Rider	This rider provides term insurance on the life of the insured, payable to the beneficiary if the insured dies prior to the end of the coverage period.	Optional	Available only at the time you apply for the Policy. Rider may not be reinstated after a request to terminate the rider is received.
Enhanced Cash Surrender Value	The Enhanced Cash Surrender Value Rider will refund a portion of charges upon full surrender of the Policy within the stated period.	Optional	Available only at the time you apply for the Policy. Not available when Refund of Sales Charge Rider is added to the Policy. Available only with pre-approval.
Acceleration of Death Benefit Rider	This rider provides for early payment of a portion of the face amount of insurance upon proof of terminal illness of the insured resulting in a life expectancy of 12 months or less.	Optional
Benefit is provided to you
only if elected by your
employer. This benefit may
reduce your death benefit by
more than the amount of the
accelerated payment.

Available to purchase
throughout the life of the
Policy.

Accidental Death Benefit Rider	This rider provides additional death benefit coverage for an amount selected at issue upon proof of death of the insured if such death was caused by an accident.	Optional	No longer sold on new Policies. This was only available at issue ages 20-65 and is payable through age 70.
NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Business Exchange Rider	The Policy owner has the right to exchange insurance on the life of an insured who is age 65 or less for insurance on the life of another.	Optional	Only available if purchased for all of the executives in the plan at inception. Request for the exchange must be in writing.
Refund of Sales Charge Rider	If a Policy is surrendered during the first five Policy years, we will refund to the Policy owner any sales charge deducted within 365 days preceding the Policy surrender.	Optional	Available only at the time you apply for the Policy. Not available in NJ prior to January 24, 2020. Not available when Enhanced Cash Value Rider is added to the Policy.
Yearly Renewable Term Insurance Rider	An additional death benefit that can be purchased at time of sale.	Optional	No longer sold on new Policies. This was available only at the time you applied for the Policy.
Disability Waiver Benefit Rider	This rider provides that if the insured becomes totally disabled for a continuous period of at least 6 months, we will waive the monthly deductions.	Optional	No longer sold on new Policies. This was available only at the time you applied for the Policy. An increase in specified face amount may not be covered by this rider.
Interest Income	The amount applied to this income option will earn interest which will be paid monthly.	Standard	Withdrawals of at least $500 each may be made at any time by written request.
Installment Income for a Stated Period	Payments under this income option will be made in monthly installment payments over a chosen period.	Standard	The period chosen can be from 1 to 30 years.
Installment Income of a Stated Amount	Payment under this income option will be made in monthly installment payments of a chosen amount until the chosen amount applied with interest is paid.	Standard
NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Single Life Income-Guaranteed Payment Period	Payment under this income option will be made monthly during the lifetime of the payee with a chosen guaranteed payment period.	Standard	The guaranteed period can be 10, 15 or 20 years.
Single Life Income-Guaranteed Return	Payment under this income option will be made monthly during the lifetime of the payee.	Standard	If the payee dies before the total amount applied under this plan has been paid, the remainder will be paid in one sum as a death benefit.
Joint and Survivor Life Income	Payment under this income option will be made monthly and paid jointly to two persons during their lifetime and will continue during the remaining lifetime of the survivor.	Standard	A total payment period of 10 years is guaranteed.
*The availability of certain benefits may vary by employer. You should ask your employer which optional benefits are available.Optional Insurance Benefits In addition to the standard death benefit associated with your Policy, other standard and/or optional benefits may also be available to you. Each insurance benefit rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the benefits, you should carefully review their provisions to be sure the benefit is something that you want. You should also consider: •That the addition of certain riders can restrict your ability to exercise certain rights under the Policy;•That the amount of benefits provided under the rider is not based on investment performance of a Separate Account; but, if the Policy terminates because of poor investment performance or any other reason, the rider generally will also terminate;•That there are tax consequences. You should consult with your tax adviser before purchasing one of the riders.Interim Term Insurance Benefit Rider: This rider is only available at the time you apply for the Policy and provides a term insurance benefit if any insured person dies on or after the date of the rider and before the date of the Policy. Under the rider, we will pay the term insurance benefit to the beneficiary upon the death of the insured while the rider in force. This rider will not advance the time of payment of any dividend or any endowment date under the Policy. This rider will have no effect on any guaranteed cash value or any benefit in the event of non-payment of premiums provided under the Policy. For example, If you purchased this rider for a coverage amount of $2,000 and the insured were to die while this rider were in force, we would pay a $2,000 benefit to the beneficiary. Term Insurance Rider: This rider is only available at the time you apply for the Policy and provides term insurance on the insured. Under the rider, we will pay the term insurance benefit to the beneficiary upon the death of the insured while the rider is in force. This rider may not be reinstated after a written request to terminate the rider is received. For example, if you purchased this rider on your Policy for a coverage amount of $2,000 and the insured were to die while your Policy and this rider were in force, we would pay a $2,000 benefit to the beneficiary. Enhanced Cash Surrender Value: This rider provides a refund of a portion of the cumulative charges we have deducted from your premium payments and part of the cost of term insurance that we deducted in the current Policy year if you surrender the Policy within the specified time periods. For example, if you purchased this rider and it is in effect on the date that you surrender your Policy we will refund the applicable portion of the charges. This rider is only available at the time you apply for the Policy and isn't available when Refund of Sales Charge Rider is added to the Policy. This rider is only available only with pre-approval. For Policies that include this rider, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year, as shown in the Tables below. However, we will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Code. This rider is subject to state approval. I. For MetFlex Policies issued with the Enhanced Cash Surrender Value Rider on or after February 1, 2004, if you request a full cash withdrawal during the first ten Policy years, we will refund the amounts shown in Table A below: Table A
Policy Year of Full Cash Withdrawal	Portion of Cumulative Premium Charges to be Refunded*	Portion of Cost of Term Insurance Charges Deducted during Policy Year of Full Cash Withdrawal to be Refunded
1	100%	95%
2	95%	85%
3	90%	75%
4	85%	65%
5	80%	55%
6	75%	45%
7	70%	35%
8	65%	25%
9	60%	15%
10	55%	5%
11 and later	None	None
*The percent shown is applied to the cumulative sales, tax, and administrative charges deducted from your premium.II. For MetFlex C Policies issued on or after November 5, 2001 and before February 1, 2004 with the Enhanced Cash Surrender Value Rider, if you request a full cash withdrawal in the first seven Policy years, we will refund the amounts shown in Table B below: Table B
Policy Year of Full Cash Withdrawal	Portion of Cumulative Premium Charges to be Refunded*	Portion of Cost of Term Insurance Charges Deducted during Policy Year of Full Cash Withdrawal to be Refunded
1	100%	75%
2	90%	50%
3	75%	25%
4	60%	None
5	45%	None
6	30%	None
7	15%	None
8 and later	None	None
*The percent shown is applied to the cumulative sales, tax, and administrative charges deducted from your premium.For example, under the current schedule for the Enhanced Cash Surrender Value Rider (Table A above), if you surrender your Policy in the first Policy year and you had paid $200 in cumulative premium charges and $100 for term insurance charges, we will refund the entire $200 of cumulative premium charges and $95 of the term insurance charges. Accidental Death Benefit: This rider provides additional death benefit coverage for an amount selected at issue upon proof of death of the insured if such death was caused by an accident. The amount of this death benefit is shown in the rider specifications. If you purchased the rider and sufficient premiums were paid such that both the policy and the rider were in force at the death of the insured and the death was accidental as defined in the rider, the beneficiary would receive an additional death benefit under this rider. The amount of benefit provided may not exceed the Specified Face Amount of the base policy. This rider is no longer sold on new Policies and was only available at issue ages 20-65. The rider benefit is payable through age 70. For example, if the Policy benefit were $100,000 and the additional death benefit under this rider was $50,000, the beneficiary in this scenario would receive a death benefit totaling $150,000. Acceleration of Death Benefit Rider: This rider is provided to you only if elected by your employer and is available to purchase through the life of the Policy. This rider provides for early payment of a portion of the face amount of insurance upon proof of terminal illness of the insured resulting in a life expectancy of 12 months or less. If you added this rider to your policy and both the policy and rider were in force at a time where the insured was determined to be terminally ill (per the terms of the rider), you could request an acceleration of some or all of the death benefit (subject to the minimums and maximums). We will compute the Accelerated Death Benefit based on the following discount rate: 1. The amount of Eligible Proceeds you choose to accelerate; 2. Reduced life expectancy; 3. A processing charge not to exceed $150; and 4. An interest rate no greater than the greater of: a. The current yield on 90 day treasury bills; and b. The current maximum statutory adjustable policy loan interest rate. Payment under this rider may affect eligibility for benefits under state or federal law. You must apply at least 25% of the Face Amount. You cannot apply more than the greater of $250,000 and 10% of the eligible proceeds under this and all other similar riders issued by us and our affiliates. For example, if the insured satisfies the requirements to request the accelerated death benefit and requests $250,000, then assuming the discount rate is 4.25%; the Policy owner will receive $239, 808.15. This amount is derived as follows: We apply the discount factor of 4.25% to $250,000. ($250,000 / (1.0425) = $239,808.15). Business Exchange Rider: This rider must be purchased for all executives in the plan at issue of the Policy and will allow the Policy owner to exchange insurance on the life of an insured executive who is age 65 or less for the insurance on the life of another executive age 65 or less. Requests for the exchange must be in writing. For example, the Policy owner may decide to exchange the insurance on an executive that has departed the company for a newly hired executive. Refund of Sales Charge Rider: This rider provides the Policy owner with a refund of any sales charges that were deducted within 365 days preceding the policy surrender. This rider is available only at the time you apply for the Policy. The rider was not available in New Jersey prior to January 24, 2020. The rider is not available when Enhanced Cash Value Rider is added to the Policy. For example, if the Policy owner paid $100 in sales charges on a partial withdrawal and then surrenders the policy 180 days later, the Policy owner will receive a refund of the $100. Yearly Renewable Term Insurance Rider: This rider provides an additional death benefit and could have been purchased at the time the Policy is issued. The rider is no longer sold on new Policies and was available only at the time the Policy was purchased. For example, if the insured purchases a Policy for $100,000 and purchases term insurance under this rider for $25,000, upon the death of the insured while the Policy and rider are in force, the beneficiary would receive $125,000. Disability Waiver of Monthly Deduction Benefit: Upon proof of total disability for a continuous period of at least 6 months, this rider provides for a waiver of monthly deduction. If you purchased this rider and the insured became disabled as defined in the rider, while the policy and the rider were still in force the monthly deductions would be waived while the insured was disabled. An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Policy’s termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider. If disability starts on or before the insured’s 60th birthday, monthly deductions will be waived as they fall due while the insured remains disabled. If this total disability continues uninterruptedly until the insured’s 65th birthday, such disability will be deemed to continue thereafter and all future monthly deductions will be waived. If disability starts after the 60th birthday but on or before the 65th birthday of the insured, monthly deductions will be waived as they fall due while the insured remains disabled until the later of: (a) the Policy anniversary when the insured is age 65, or (b) the third Policy anniversary after disability starts. Any monthly deductions due after that will be made from the accumulation fund. This rider is no longer sold on new Policies and was available only at the time you applied for the Policy. For example, if the insured became disabled after their 60th birthday as defined in the Policy and the monthly deduction in a given month was $50, we would waive that $50 deduction from cash value. Income Plans Generally, you can receive the Policy’s insurance proceeds, amounts payable at the Final Date or amounts paid upon surrender under an income plan instead of in a lump sum. We will not make the decision of whether to pay the proceeds under an income plan instead of in a lump sum. The insurance proceeds can be paid under a variety of income plans that are available under the Policy. Before you choose an income plan you should consider: •The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.•That your Policy will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan. Unless specifically provided in the income plan, once elected, you may not make withdrawals from the income plan. •That the rates of return we credit under these plans are not based on the investment performance of any of the Portfolios.Interest Income Settlement Option: This settlement option allows the beneficiary of the Policy to maintain the money in an interest bearing account and receive monthly interest payments and make partial withdrawals rather than receiving a lump sum insurance benefit upon the death of the insured. Withdrawals of at least $500 each may be made at any time by written request. For example, if the death benefit that is payable on the death of the insured is $100,000, the beneficiary may elect to receive only the interest on this amount on a quarterly basis. Installment Income for a Stated Period Settlement Option: This settlement option allows the beneficiary of the Policy to receive the death benefit in monthly installments over a stated period of time (from 1 to 30 years) rather than receiving a lump sum insurance benefit upon the death of the insured. For example, if the death benefit that is payable on the death of the insured is $100,000, the beneficiary may elect to receive monthly installments over a 10 year period and each monthly installment will consist of a portion of the death benefit plus interest. Installment Income of a Stated Amount: Payment under this income option will be made in monthly installment payments of a chosen amount until the chosen amount applied with interest is paid. For example, if the death benefit that is payable on the death of the insured is $100,000, the beneficiary may elect to monthly installments which will consist of a portion of the death benefit plus interest until the stated amount is paid. Single Life Income-Guaranteed Payment Period: This settlement option allows the beneficiary of the Policy to receive the death benefit in monthly installments during the lifetime of the beneficiary with a chosen guaranteed payment period of 10, 15 or 20 years. For example, if the beneficiary elects to receive monthly installments for life with a guaranteed period of 10 years and the beneficiary dies in year 8, the new beneficiary will receive monthly installments until the end of the 10 year period. Single Life Income-Guaranteed Return: This settlement option allows the beneficiary of the Policy to receive the death benefit in monthly installments during the lifetime of the payee and if the payee dies before the total amount applied under this option is paid, then the remaining death benefit will be paid to the new beneficiary in a lump sum. For example, if the death benefit that is payable on the death of the insured is $100,000 and the beneficiary elects to receive monthly payments for their life with a guaranteed return of $100,000 and the beneficiary dies after $80,000 has been paid, the remaining $20,000 will be paid to the new beneficiary in a lump sum. Joint and Survivor Life Income-Guaranteed Payment Period: This settlement option allows the joint beneficiaries of the Policy to receive the death benefit in monthly installments during the lifetime of the beneficiaries with a 10 year guaranteed payment period. For example, if the beneficiaries elects to receive monthly installments for life with a guaranteed period of 10 years and one beneficiary dies, the survivor beneficiary will continue to receive monthly installments for their lifetime. If the survivor beneficiary dies in year 8, the new beneficiary will receive monthly installments until the end of the 10 year period.
Benefits Available [Table Text Block]
NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Interim Term Insurance Benefit Rider
This rider provides a term
insurance benefit if any
insured person dies on or
after the date of the rider and
before the date of the Policy.
This rider will not advance
the time of payment of any
dividend or any endowment
date under the Policy.
		Optional	Available only at the time you apply for the Policy.
Term Insurance Rider	This rider provides term insurance on the life of the insured, payable to the beneficiary if the insured dies prior to the end of the coverage period.	Optional	Available only at the time you apply for the Policy. Rider may not be reinstated after a request to terminate the rider is received.
Enhanced Cash Surrender Value	The Enhanced Cash Surrender Value Rider will refund a portion of charges upon full surrender of the Policy within the stated period.	Optional	Available only at the time you apply for the Policy. Not available when Refund of Sales Charge Rider is added to the Policy. Available only with pre-approval.
Acceleration of Death Benefit Rider	This rider provides for early payment of a portion of the face amount of insurance upon proof of terminal illness of the insured resulting in a life expectancy of 12 months or less.	Optional
Benefit is provided to you
only if elected by your
employer. This benefit may
reduce your death benefit by
more than the amount of the
accelerated payment.

Available to purchase
throughout the life of the
Policy.

Accidental Death Benefit Rider	This rider provides additional death benefit coverage for an amount selected at issue upon proof of death of the insured if such death was caused by an accident.	Optional	No longer sold on new Policies. This was only available at issue ages 20-65 and is payable through age 70.
NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Business Exchange Rider	The Policy owner has the right to exchange insurance on the life of an insured who is age 65 or less for insurance on the life of another.	Optional	Only available if purchased for all of the executives in the plan at inception. Request for the exchange must be in writing.
Refund of Sales Charge Rider	If a Policy is surrendered during the first five Policy years, we will refund to the Policy owner any sales charge deducted within 365 days preceding the Policy surrender.	Optional	Available only at the time you apply for the Policy. Not available in NJ prior to January 24, 2020. Not available when Enhanced Cash Value Rider is added to the Policy.
Yearly Renewable Term Insurance Rider	An additional death benefit that can be purchased at time of sale.	Optional	No longer sold on new Policies. This was available only at the time you applied for the Policy.
Disability Waiver Benefit Rider	This rider provides that if the insured becomes totally disabled for a continuous period of at least 6 months, we will waive the monthly deductions.	Optional	No longer sold on new Policies. This was available only at the time you applied for the Policy. An increase in specified face amount may not be covered by this rider.
Interest Income	The amount applied to this income option will earn interest which will be paid monthly.	Standard	Withdrawals of at least $500 each may be made at any time by written request.
Installment Income for a Stated Period	Payments under this income option will be made in monthly installment payments over a chosen period.	Standard	The period chosen can be from 1 to 30 years.
Installment Income of a Stated Amount	Payment under this income option will be made in monthly installment payments of a chosen amount until the chosen amount applied with interest is paid.	Standard
NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Single Life Income-Guaranteed Payment Period	Payment under this income option will be made monthly during the lifetime of the payee with a chosen guaranteed payment period.	Standard	The guaranteed period can be 10, 15 or 20 years.
Single Life Income-Guaranteed Return	Payment under this income option will be made monthly during the lifetime of the payee.	Standard	If the payee dies before the total amount applied under this plan has been paid, the remainder will be paid in one sum as a death benefit.
Joint and Survivor Life Income	Payment under this income option will be made monthly and paid jointly to two persons during their lifetime and will continue during the remaining lifetime of the survivor.	Standard	A total payment period of 10 years is guaranteed.

Name of Benefit [Text Block]	NAME OFBENEFIT*
Purpose of Benefit [Text Block]	PURPOSE
Brief Restrictions / Limitations [Text Block]	BRIEF DESCRIPTIONOF RESTRICTIONSOR LIMITATIONS
Name of Benefit [Text Block]	NAME OFBENEFIT*
Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY The following is a list of the Portfolios currently available. Not all Divisions may be available under your Policy. You should check with your Employer as to which Divisions are available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000229. You can also request this information at no cost by calling 1-877-638-3932 or by contacting us at sbrservice@metlife.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.(1)Effective April 29, 2019, the Portfolio closed to new investments and transfers.The fee and expense information regarding the Portfolios was provided by those Portfolios.
Prospectuses Available [Text Block]	The following is a list of the Portfolios currently available. Not all Divisions may be available under your Policy. You should check with your Employer as to which Divisions are available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000229. You can also request this information at no cost by calling 1-877-638-3932 or by contacting us at sbrservice@metlife.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	AB VPS Sustainable Global Thematic Portfolio* - Class B AllianceBernstein L.P.	1.17%	15.70%	13.27%	9.33%
US Equity	American Funds American High-Income Trust* - Class 2 Capital Research and Management CompanySM	0.57%	12.45%	6.09%	4.41%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
International Equity	American Funds International Fund - Class 2 Capital Research and Management CompanySM	0.78%	15.84%	4.83%	3.41%
US Fixed Income	American Funds U.S. Government Securities Fund* - Class 2 Capital Research and Management CompanySM	0.51%	2.89%	1.04%	1.52%
Allocation	Asset Manager: Growth Portfolio - Service Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.74%	16.21%	9.57%	6.47%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.75%	18.59%	7.15%	4.72%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	5.84%	1.53%	2.20%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.57%	49.61%	16.15%	12.88%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	5.05%	1.76%	1.18%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
US Equity	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers/Allspring Global Investments, LLC	1.12%	13.95%	10.81%	7.17%
International Equity	Brighthouse/abrdn Emerging Markets Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	1.21%	6.47%	2.88%	1.30%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.02%	18.24%	11.28%	6.48%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	18.10%	10.09%	8.07%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	7.66%	13.12%	10.36%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	25.74%	15.38%	11.71%
Sector	CBRE Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	12.87%	6.40%	4.65%
US Equity	Contrafund® Portfolio - Service Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.66%	33.34%	16.54%	11.50%
International Fixed Income	Emerging Markets Debt Portfolio* - Class I Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.10%	11.84%	1.43%	2.12%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
International Equity	Emerging Markets Equity Portfolio - Class I Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.25%	11.97%	3.41%	1.84%
US Equity	Equity-Income Portfolio - Service Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.57%	10.53%	12.18%	8.47%
Global Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 Franklin Mutual Advisers, LLC	1.15%	20.31%	10.16%	5.98%
Allocation	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.47%	12.40%	7.47%	5.73%
Allocation	Freedom 2025 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.49%	13.62%	8.26%	6.20%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.71%	18.00%	11.26%	9.28%
US Equity	Goldman Sachs Small Cap Equity Insights Fund* - Institutional Shares Goldman Sachs Asset Management, L.P.	0.82%	19.28%	10.04%	7.80%
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.27%	4.89%	1.72%	1.11%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.73%	19.26%	7.50%	3.45%
US Fixed Income	High Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.77%	10.48%	3.87%	3.40%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	34.99%	12.48%	8.68%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	11.90%	8.64%	7.39%
US Equity	Invesco V.I. Comstock Fund - Series II Invesco Advisers, Inc.	1.00%	12.10%	13.20%	8.65%
International Equity	Invesco V.I. EQV International Equity Fund - Series I Invesco Advisers, Inc.	0.90%	18.15%	8.42%	4.33%
US Fixed Income	Investment Grade Bond Portfolio - Service Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.48%	6.12%	1.87%	2.24%
Allocation	Janus Henderson Balanced Portfolio - Service Shares Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Janus Henderson Enterprise Portfolio - Service Shares Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
US Equity	Janus Henderson Forty Portfolio - Service Shares Janus Henderson Investors US LLC	0.80%	39.65%	16.64%	13.45%
US Equity	Janus Henderson Research Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.57%	43.17%	16.83%	12.49%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.55%	53.26%	17.98%	14.32%
US Equity	JPMorgan Small Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.77%	13.21%	10.68%	6.55%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	52.06%	16.39%	10.80%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.89%	17.46%	11.35%	7.90%
US Fixed Income	MetLife Aggregate Bond Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.28%	5.20%	0.87%	1.57%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	16.08%	12.34%	9.01%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.39%	17.93%	7.99%	4.05%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.32%	16.80%	9.90%	7.16%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	25.94%	15.39%	11.75%
Global Equity	MFS® Global Equity Series* - Service Class Massachusetts Financial Services Company	1.17%	13.88%	9.96%	6.93%
US Fixed Income	MFS® High Yield Portfolio* - Service Class Massachusetts Financial Services Company	0.97%	12.48%	4.42%	3.58%
US Equity	MFS® New Discovery Series* - Service Class Massachusetts Financial Services Company	1.12%	14.25%	10.81%	7.41%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Allocation	MFS® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.87%	10.13%	8.26%	6.33%
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	8.15%	11.55%	8.78%
US Equity	Mid Cap Portfolio - Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.82%	14.80%	12.17%	7.85%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.67%	41.23%	11.07%	8.77%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	15.53%	12.40%	8.75%
Alternative	PIMCO All Asset Portfolio* - Administrative Class Pacific Investment Management Company LLC Subadviser: Research Affiliates, LLC	2.19%	8.14%	6.02%	4.04%
Sector	PIMCO CommodityRealReturn® Strategy Portfolio* - Administrative Class Pacific Investment Management Company LLC	1.48%	-7.85%	8.55%	-0.80%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.68%	3.74%	3.28%	2.32%
US Fixed Income	PIMCO Long-Term U.S. Government Portfolio - Administrative Class Pacific Investment Management Company LLC	2.01%	3.99%	-1.30%	2.06%
US Fixed Income	PIMCO Low Duration Portfolio - Administrative Class Pacific Investment Management Company LLC	0.69%	4.97%	0.99%	0.92%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.55%	6.22%	1.25%	1.86%
US Equity	Pioneer Mid Cap Value VCT Portfolio - Class I Amundi Asset Management US, Inc.	0.80%	12.16%	12.74%	7.64%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
International Equity	Putnam VT International Value Fund - Class IB Putnam Investment Management, LLC Subadviser: Disclosure B: Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	1.13%	18.68%	9.70%	3.88%
US Equity	Royce Micro-Cap Portfolio - Investment Class Royce Investment Partners	1.18%	18.78%	12.13%	5.53%
US Equity	Royce Small-Cap Portfolio - Investment Class Royce Investment Partners	1.15%	25.93%	10.17%	5.61%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	46.81%	13.52%	11.88%
US Equity	T. Rowe Price Large Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.53%	9.91%	11.55%	8.93%
US Equity	T. Rowe Price Mid Cap Growth Portfolio*(1) - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.95%	19.84%	11.63%	10.45%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	21.57%	11.84%	9.44%
International Equity	Templeton Foreign VIP Fund* - Class 1 Templeton Investment Counsel, LLC	0.82%	21.09%	5.54%	1.54%
Global Fixed Income	Templeton Global Bond VIP Fund* - Class 1 Franklin Advisers, Inc.	0.50%	3.19%	-1.89%	-0.41%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	10.20%	14.66%	8.57%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	9.44%	2.80%	3.01%

Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | SurrenderWithdrawalRisksShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Surrender and Withdrawal Risks (Short-Term Investment Risk). The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy’s cash value in the near future.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | RiskoflapseMember
Prospectus:
Principal Risk [Text Block]	Risk of lapse. Your Policy may lapse without value if you have not paid a sufficient amount of premiums or if the investment experience of the Divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy will lapse without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Policy does lapse, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a policy on which there is an outstanding loan may have adverse tax consequences.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PolicyChargeandExpenseIncreaseMember
Prospectus:
Principal Risk [Text Block]	Policy Charges and Expense Increases. We have the right to increase certain Policy charges and expenses may increase.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | LimitationsonAccesstoCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Cash Value. We limit partial withdrawals of cash value from the Policies. You can make partial withdrawals if: (i) the withdrawal would not result in the cash surrender value being less than sufficient to pay 2 monthly deductions; (ii) the withdrawal is at least $250; (iii) the withdrawal would not result in total premiums paid exceeding any then current maximum premium limitation determined by Code rules; and (iv) the withdrawal would not result in your specified face amount falling below the minimum allowable amount after a specified face amount decrease. The maximum amount that you may withdraw from the Fixed Account in any Policy year is the greater of $50 or 25% of the largest amount in the Fixed Account over the last four Policy years.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | LimitationsOnTransfersMember
Prospectus:
Principal Risk [Text Block]	Limitations on Transfers. We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer. We have adopted procedures to limit frequent transfer activity. In addition, each Portfolio may restrict or refuse certain transfers among, or purchases of shares as a result of certain market timing activities. You should read each Portfolio's prospectus for more details. The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. The maximum amount that you may transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed Account over the last four Policy years. Due to this limit, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account. We may also limit the number of Divisions to which you may transfer cash value, and, under certain conditions, we may have to approve transfers to the Fixed Account.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loans. Before taking a Policy loan you should consider that interest payments on loans are generally not deductible for tax purposes, that under certain situations, Policy loans could be considered taxable distributions, and that amounts held in your Policy loan account do not participate in the investment experience of the Divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow. If you surrender your Policy or if we terminate your Policy, or at the Final Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution (see “Federal Tax Matters — Loans.”) In addition, a Policy loan increases the chances of our terminating your Policy due to insufficient cash value and your Policy’s death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest).
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TaxRiskMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment. We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. The insurance proceeds payable upon death of the insured under the Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. The guidance, however, is not entirely clear in certain circumstances, for example, with respect to Policies issued on a substandard risk basis. In general, you should not be deemed to be in receipt of any portion of your Policy’s cash value until there is an actual distribution from the Policy. Although the Beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply. In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. If you pay more than a certain amount of premiums, you may cause your Policy to become a modified endowment contract (“MEC”). If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds) to the extent of any gains in your Policy (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply. If your Policy is part of an equity split dollar arrangement under the economic benefit regime, there is a risk that some portion of the cash value may be taxed prior to any Policy distribution. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax adviser.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate net asset values; cause the release and possible loss or destruction of confidential Policy owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TerrorismSecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy, including loss of principal.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policy is designed to provide lifetime insurance protection. It should not be used as a short-term investment or if you need ready access to cash because you will be charged when you make premiumpayments. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risk [Text Block]	Investment Risk. MetLife does not guarantee the investment performance of the Divisions and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any Fixed Account investment option) has its own unique risks. We do not provide investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the cash value of your Policy resulting from the performance of the Portfolios you have chosen. You should review the investment options before making an investment decision. A comprehensive discussion of the risks associated with investment in the Portfolios can be found in the Portfolio prospectuses, which you can obtain by calling 1-877-638-3932 or by going online at dfineview.com/metlife/tahd/MET000229. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct certain Policy fees and charges from your Policy’s cash value, which can significantly reduce your Policy’s cash value. During times of poor investment performance, these deductions may have an even greater impact on your Policy’s cash value. It is possible to lose your full investment and your Policy could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate. For Policies issued on and after January 1, 2020, the guaranteed minimum annual effective rate is 1%. (For Policies issued from February 24, 2012 through December 31, 2019, the guaranteed minimum annual effective rate is 2.5% and for Policies issued prior to February 24, 2012, the guaranteed minimum annual effective rate is 4%.)
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Policy is subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-877-638-3932 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risk [Text Block]	Insurance Company Risks. The Policy is subject to the risks related to Metropolitan Life. Any obligations (including under any Fixed Account investment option), guarantees of the Portfolios and benefits of the Policy,including any death benefit, are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-877-638-3932 or by visiting www.metlife.com/about-us/corporate-profile/ratings
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor, you have taken partial withdrawals, and the cash surrender valueunder your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | ABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio* - Class B
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | AmericanFundsAmericanHighIncomeTrustClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds American High-Income Trust* - Class 2
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	4.41%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | AmericanFundsUSGovernmentSecuritiesFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds U.S. Government Securities Fund* - Class 2
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.52%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | AssetManagerGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Manager: Growth Portfolio - Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	6.47%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BaillieGiffordInternationalStockPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio* - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.59%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	4.72%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	2.20%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BlackRockCapitalAppreciationPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	49.61%
Average Annual Total Returns, 5 Years [Percent]	16.15%
Average Annual Total Returns, 10 Years [Percent]	12.88%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BlackRockUltraShortTermBondPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	1.18%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class B
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	7.92%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class B
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.05%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class B
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.34%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class B
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	5.67%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseSmallCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio* - Class B
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers/Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.17%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseabrdnEmergingMarketsEquityPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/abrdn Emerging Markets Equity Portfolio* - Class B
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Aberdeen Asset Managers Limited
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	1.30%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseArtisanMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	6.48%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseWellingtonBalancedPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	8.07%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	10.36%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseWellingtonLargeCapResearchPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	25.74%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	11.71%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | CBREGlobalRealEstatePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class A
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	4.65%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | ContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Contrafund® Portfolio - Service Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | EmergingMarketsDebtPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Markets Debt Portfolio* - Class I
Portfolio Company Objective [Text Block]	International Fixed Income
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	2.12%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | EmergingMarketsEquityPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio - Class I
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.97%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Average Annual Total Returns, 10 Years [Percent]	1.84%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | EquityIncomePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Service Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	10.53%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	8.47%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | FranklinMutualGlobalDiscoveryVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund - Class 2
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	5.98%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Freedom2020PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	7.47%
Average Annual Total Returns, 10 Years [Percent]	5.73%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Freedom2025PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	6.20%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | FrontierMidCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	9.28%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | GoldmanSachsSmallCapEquityInsightsFundInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Equity Insights Fund* - Institutional Shares
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	19.28%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	7.80%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | GovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Government Money Market Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.11%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | HarrisOakmarkInternationalPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	3.45%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | HighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	High Income Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	3.40%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InvescoGlobalEquityPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	34.99%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	8.68%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InvescoSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class B
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	7.39%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InvescoVIComstockFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund - Series II
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InvescoVIEQVInternationalEquityFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	4.33%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InvestmentGradeBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Investment Grade Bond Portfolio - Service Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	2.24%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | JanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio - Service Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Service Shares
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | JanusHendersonFortyPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio - Service Shares
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	39.65%
Average Annual Total Returns, 5 Years [Percent]	16.64%
Average Annual Total Returns, 10 Years [Percent]	13.45%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | JanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Research Portfolio - Institutional Shares
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	43.17%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	12.49%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | JennisonGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	53.26%
Average Annual Total Returns, 5 Years [Percent]	17.98%
Average Annual Total Returns, 10 Years [Percent]	14.32%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | JPMorganSmallCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	6.55%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | LoomisSaylesGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	52.06%
Average Annual Total Returns, 5 Years [Percent]	16.39%
Average Annual Total Returns, 10 Years [Percent]	10.80%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | LoomisSaylesSmallCapCorePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	17.46%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	7.90%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	5.20%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	1.57%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetLifeMidCapStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	16.08%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	9.01%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	4.05%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.16%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	25.94%
Average Annual Total Returns, 5 Years [Percent]	15.39%
Average Annual Total Returns, 10 Years [Percent]	11.75%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MFSGlobalEquitySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Global Equity Series* - Service Class
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	13.88%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	6.93%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MFSHighYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® High Yield Portfolio* - Service Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	3.58%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series* - Service Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.41%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MFSResearchInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class B
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	4.17%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MFSTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class B
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.13%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	6.33%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MFSValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.15%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	8.78%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Portfolio - Service Class 2
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MorganStanleyDiscoveryPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	41.23%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	8.77%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | NeubergerBermanGenesisPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Average Annual Total Returns, 10 Years [Percent]	8.75%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PIMCOAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio* - Administrative Class
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.19%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	4.04%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PIMCOCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio* - Administrative Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PIMCOInflationProtectedBondPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	2.32%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PIMCOLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term U.S. Government Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.01%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	(1.30%)
Average Annual Total Returns, 10 Years [Percent]	2.06%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PIMCOLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.92%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PIMCOTotalReturnPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	1.86%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PioneerMidCapValueVCTPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value VCT Portfolio - Class I
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	7.64%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | PutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IB
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Disclosure B: Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | RoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Micro-Cap Portfolio - Investment Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Royce Investment Partners
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.78%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	5.53%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | RoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Small-Cap Portfolio - Investment Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Royce Investment Partners
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	5.61%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TRowePriceLargeCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	46.81%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TRowePriceLargeCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	8.93%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TRowePriceMidCapGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio*(1) - Class B
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. is the subadviserT. Rowe Price Investment Management, Inc. is the sub-subadviser
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	19.84%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	10.45%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TRowePriceSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	21.57%
Average Annual Total Returns, 5 Years [Percent]	11.84%
Average Annual Total Returns, 10 Years [Percent]	9.44%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TempletonForeignVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund* - Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	21.09%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	1.54%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund* - Class 1
Portfolio Company Objective [Text Block]	Global Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | VictorySycamoreMidCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	14.66%
Average Annual Total Returns, 10 Years [Percent]	8.57%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	3.01%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InterimTermInsuranceBenefitRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Interim Term Insurance Benefit
Optional Benefit Charge, When Deducted [Text Block]	On payment of first premium if rider is elected
Optional Benefit Charge, Representative [Text Block]	Charge for a representative insured(6)$0.27 per $1,000 of term insurance amount$0.15 per $1,000 of term insurance amountA representative insured is a male, issue age 47, nonsmoker, Guaranteed Issue underwriting class.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	33.82%
Optional Benefit Expense (of Benefit Base), Current [Percent]	33.79%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.03%
Name of Benefit [Text Block]	Interim Term Insurance Benefit Rider
Purpose of Benefit [Text Block]	This rider provides a term insurance benefit if any insured person dies on or after the date of the rider and before the date of the Policy. This rider will not advance the time of payment of any dividend or any endowment date under the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Available only at the time you apply for the Policy.
Name of Benefit [Text Block]	Interim Term Insurance Benefit Rider
Operation of Benefit [Text Block]	Interim Term Insurance Benefit Rider: This rider is only available at the time you apply for the Policy and provides a term insurance benefit if any insured person dies on or after the date of the rider and before the date of the Policy. Under the rider, we will pay the term insurance benefit to the beneficiary upon the death of the insured while the rider in force. This rider will not advance the time of payment of any dividend or any endowment date under the Policy. This rider will have no effect on any guaranteed cash value or any benefit in the event of non-payment of premiums provided under the Policy. For example, If you purchased this rider for a coverage amount of $2,000 and the insured were to die while this rider were in force, we would pay a $2,000 benefit to the beneficiary.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | TermInsuranceRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Term Insurance Rider(2)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a representative insured(3)$0.27 per $1,000 of term insurance amount$0.11 per $1,000 of term insurance amount
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	33.82%
Optional Benefit Expense (of Benefit Base), Current [Percent]	25.34%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.03%
Name of Benefit [Text Block]	Term Insurance Rider
Purpose of Benefit [Text Block]	This rider provides term insurance on the life of the insured, payable to the beneficiary if the insured dies prior to the end of the coverage period.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Available only at the time you apply for the Policy. Rider may not be reinstated after a request to terminate the rider is received.
Name of Benefit [Text Block]	Term Insurance Rider
Operation of Benefit [Text Block]	Term Insurance Rider: This rider is only available at the time you apply for the Policy and provides term insurance on the insured. Under the rider, we will pay the term insurance benefit to the beneficiary upon the death of the insured while the rider is in force. This rider may not be reinstated after a written request to terminate the rider is received. For example, if you purchased this rider on your Policy for a coverage amount of $2,000 and the insured were to die while your Policy and this rider were in force, we would pay a $2,000 benefit to the beneficiary.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | EnhancedCashSurrenderValueMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Enhanced Cash Surrender Value Rider(5)
Other Transaction Fee, When Deducted [Text Block]	On premium payments made during the first five Policy years
Other Transaction Fee, Current [Percent]	0.25%
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.25%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	For MetFlex Policies issued with the Enhanced Cash Surrender Value Rider on or after February 1, 2004, if you request a full cash withdrawal during the first ten Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year. For MetFlex C Policies issued on or after November 5, 2001 and before February 1, 2004 with the Enhanced Cash Surrender Value Rider, if you request a full cash withdrawal in the first seven Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year. We will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Code. This rider is subject to state approval. See “Optional Benefits — Enhanced Cash Surrender Value” for a table showing the amounts that will be refunded under this benefit and an example of the operation of this benefit.
Name of Benefit [Text Block]	Enhanced Cash Surrender Value
Purpose of Benefit [Text Block]	The Enhanced Cash Surrender Value Rider will refund a portion of charges upon full surrender of the Policy within the stated period.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Available only at the time you apply for the Policy.Not available when Refund of Sales Charge Rider is added to the Policy. Available only with pre-approval.
Name of Benefit [Text Block]	Enhanced Cash Surrender Value
Operation of Benefit [Text Block]	Enhanced Cash Surrender Value: This rider provides a refund of a portion of the cumulative charges we have deducted from your premium payments and part of the cost of term insurance that we deducted in the current Policy year if you surrender the Policy within the specified time periods. For example, if you purchased this rider and it is in effect on the date that you surrender your Policy we will refund the applicable portion of the charges. This rider is only available at the time you apply for the Policy and isn't available when Refund of Sales Charge Rider is added to the Policy. This rider is only available only with pre-approval. For Policies that include this rider, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year, as shown in the Tables below. However, we will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Code. This rider is subject to state approval. I. For MetFlex Policies issued with the Enhanced Cash Surrender Value Rider on or after February 1, 2004, if you request a full cash withdrawal during the first ten Policy years, we will refund the amounts shown in Table A below: Table A
Policy Year of Full Cash Withdrawal	Portion of Cumulative Premium Charges to be Refunded*	Portion of Cost of Term Insurance Charges Deducted during Policy Year of Full Cash Withdrawal to be Refunded
1	100%	95%
2	95%	85%
3	90%	75%
4	85%	65%
5	80%	55%
6	75%	45%
7	70%	35%
8	65%	25%
9	60%	15%
10	55%	5%
11 and later	None	None
*The percent shown is applied to the cumulative sales, tax, and administrative charges deducted from your premium.II. For MetFlex C Policies issued on or after November 5, 2001 and before February 1, 2004 with the Enhanced Cash Surrender Value Rider, if you request a full cash withdrawal in the first seven Policy years, we will refund the amounts shown in Table B below: Table B
Policy Year of Full Cash Withdrawal	Portion of Cumulative Premium Charges to be Refunded*	Portion of Cost of Term Insurance Charges Deducted during Policy Year of Full Cash Withdrawal to be Refunded
1	100%	75%
2	90%	50%
3	75%	25%
4	60%	None
5	45%	None
6	30%	None
7	15%	None
8 and later	None	None
*The percent shown is applied to the cumulative sales, tax, and administrative charges deducted from your premium.For example, under the current schedule for the Enhanced Cash Surrender Value Rider (Table A above), if you surrender your Policy in the first Policy year and you had paid $200 in cumulative premium charges and $100 for term insurance charges, we will refund the entire $200 of cumulative premium charges and $95 of the term insurance charges.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | AcceleratedBenefitsRiderMember
Prospectus:
Name of Benefit [Text Block]	Acceleration of Death Benefit Rider
Purpose of Benefit [Text Block]	This rider provides for early payment of a portion of the face amount of insurance upon proof of terminal illness of the insured resulting in a life expectancy of 12 months or less.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Benefit is provided to you only if elected by your employer. This benefit may reduce your death benefit by more than the amount of the accelerated payment.Available to purchase throughout the life of the Policy.
Name of Benefit [Text Block]	Acceleration of Death Benefit Rider
Operation of Benefit [Text Block]	Acceleration of Death Benefit Rider: This rider is provided to you only if elected by your employer and is available to purchase through the life of the Policy. This rider provides for early payment of a portion of the face amount of insurance upon proof of terminal illness of the insured resulting in a life expectancy of 12 months or less. If you added this rider to your policy and both the policy and rider were in force at a time where the insured was determined to be terminally ill (per the terms of the rider), you could request an acceleration of some or all of the death benefit (subject to the minimums and maximums). We will compute the Accelerated Death Benefit based on the following discount rate: 1. The amount of Eligible Proceeds you choose to accelerate; 2. Reduced life expectancy; 3. A processing charge not to exceed $150; and 4. An interest rate no greater than the greater of: a. The current yield on 90 day treasury bills; and b. The current maximum statutory adjustable policy loan interest rate. Payment under this rider may affect eligibility for benefits under state or federal law. You must apply at least 25% of the Face Amount. You cannot apply more than the greater of $250,000 and 10% of the eligible proceeds under this and all other similar riders issued by us and our affiliates. For example, if the insured satisfies the requirements to request the accelerated death benefit and requests $250,000, then assuming the discount rate is 4.25%; the Policy owner will receive $239, 808.15. This amount is derived as follows: We apply the discount factor of 4.25% to $250,000. ($250,000 / (1.0425) = $239,808.15).
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | AccidentalDeathBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider(2)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a representative insured(3)$0.078 per $1,000 of accidental death benefit amount$0.078 per $1,000 of accidental death benefit amount
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.116%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.116%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.07%
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	This rider provides additional death benefit coverage for an amount selected at issue upon proof of death of the insured if such death was caused by an accident.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer sold on new Policies. This was only available at issue ages 20-65 and is payable through age 70.NAME OFBENEFIT*PURPOSEIS BENEFITSTANDARDOROPTIONAL?BRIEF DESCRIPTIONOF RESTRICTIONSOR LIMITATIONS
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Operation of Benefit [Text Block]	Accidental Death Benefit: This rider provides additional death benefit coverage for an amount selected at issue upon proof of death of the insured if such death was caused by an accident. The amount of this death benefit is shown in the rider specifications. If you purchased the rider and sufficient premiums were paid such that both the policy and the rider were in force at the death of the insured and the death was accidental as defined in the rider, the beneficiary would receive an additional death benefit under this rider. The amount of benefit provided may not exceed the Specified Face Amount of the base policy. This rider is no longer sold on new Policies and was only available at issue ages 20-65. The rider benefit is payable through age 70. For example, if the Policy benefit were $100,000 and the additional death benefit under this rider was $50,000, the beneficiary in this scenario would receive a death benefit totaling $150,000.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | BusinessExchangeRiderMember
Prospectus:
Name of Benefit [Text Block]	Business Exchange Rider
Purpose of Benefit [Text Block]	The Policy owner has the right to exchange insurance on the life of an insured who is age 65 or less for insurance on the life of another.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Only available if purchased for all of the executives in the plan at inception.Request for the exchange must be in writing.
Name of Benefit [Text Block]	Business Exchange Rider
Operation of Benefit [Text Block]	Business Exchange Rider: This rider must be purchased for all executives in the plan at issue of the Policy and will allow the Policy owner to exchange insurance on the life of an insured executive who is age 65 or less for the insurance on the life of another executive age 65 or less. Requests for the exchange must be in writing. For example, the Policy owner may decide to exchange the insurance on an executive that has departed the company for a newly hired executive.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | RefundofSalesChargeRiderMember
Prospectus:
Name of Benefit [Text Block]	Refund of Sales Charge Rider
Purpose of Benefit [Text Block]	If a Policy is surrendered during the first five Policy years, we will refund to the Policy owner any sales charge deducted within 365 days preceding the Policy surrender.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Available only at the time you apply for the Policy.Not available in NJ prior to January 24, 2020.Not available when Enhanced Cash Value Rider is added to the Policy.
Name of Benefit [Text Block]	Refund of Sales Charge Rider
Operation of Benefit [Text Block]	Refund of Sales Charge Rider: This rider provides the Policy owner with a refund of any sales charges that were deducted within 365 days preceding the policy surrender. This rider is available only at the time you apply for the Policy. The rider was not available in New Jersey prior to January 24, 2020. The rider is not available when Enhanced Cash Value Rider is added to the Policy. For example, if the Policy owner paid $100 in sales charges on a partial withdrawal and then surrenders the policy 180 days later, the Policy owner will receive a refund of the $100.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | YearlyRenewableTermInsuranceRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Yearly Renewable Term Insurance Rider(2)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a representative insured(3)$0.27 per $1,000 of term insurance amount$0.19 per $1,000 of term insurance amount
Optional Benefit Expense (of Other Amount), Maximum [Percent]	30.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	14.34%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.09%
Name of Benefit [Text Block]	Yearly Renewable Term Insurance Rider
Purpose of Benefit [Text Block]	An additional death benefit that can be purchased at time of sale.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer sold on new Policies.This was available only at the time you applied for the Policy.
Name of Benefit [Text Block]	Yearly Renewable Term Insurance Rider
Operation of Benefit [Text Block]	Yearly Renewable Term Insurance Rider: This rider provides an additional death benefit and could have been purchased at the time the Policy is issued. The rider is no longer sold on new Policies and was available only at the time the Policy was purchased. For example, if the insured purchases a Policy for $100,000 and purchases term insurance under this rider for $25,000, upon the death of the insured while the Policy and rider are in force, the beneficiary would receive $125,000.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | DisabilityWaiverBenefitRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Waiver Rider(2)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a representative insured(3)$0.053 per $1,000 of insurance amount$0.053 per $1,000 of insurance amount
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.012%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.092%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.092%
Name of Benefit [Text Block]	Disability Waiver Benefit Rider
Purpose of Benefit [Text Block]	This rider provides that if the insured becomes totally disabled for a continuous period of at least 6 months, we will waive the monthly deductions.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer sold on new Policies. This was available only at the time you applied for the Policy.An increase in specified face amount may not be covered by this rider.
Name of Benefit [Text Block]	Disability Waiver Benefit Rider
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InterestIncomeMember
Prospectus:
Name of Benefit [Text Block]	Interest Income
Purpose of Benefit [Text Block]	The amount applied to this income option will earn interest which will be paid monthly.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Withdrawals of at least $500 each may be made at any time by written request.
Name of Benefit [Text Block]	Interest Income
Operation of Benefit [Text Block]	Interest Income Settlement Option: This settlement option allows the beneficiary of the Policy to maintain the money in an interest bearing account and receive monthly interest payments and make partial withdrawals rather than receiving a lump sum insurance benefit upon the death of the insured. Withdrawals of at least $500 each may be made at any time by written request. For example, if the death benefit that is payable on the death of the insured is $100,000, the beneficiary may elect to receive only the interest on this amount on a quarterly basis.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InstallmentIncomeStatedPeriodMember
Prospectus:
Name of Benefit [Text Block]	Installment Income for a Stated Period
Purpose of Benefit [Text Block]	Payments under this income option will be made in monthly installment payments over a chosen period.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The period chosen can be from 1 to 30 years.
Name of Benefit [Text Block]	Installment Income for a Stated Period
Operation of Benefit [Text Block]	Installment Income for a Stated Period Settlement Option: This settlement option allows the beneficiary of the Policy to receive the death benefit in monthly installments over a stated period of time (from 1 to 30 years) rather than receiving a lump sum insurance benefit upon the death of the insured. For example, if the death benefit that is payable on the death of the insured is $100,000, the beneficiary may elect to receive monthly installments over a 10 year period and each monthly installment will consist of a portion of the death benefit plus interest.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InstallmentsSpecifiedAmountMember
Prospectus:
Name of Benefit [Text Block]	Installment Income of a Stated Amount
Purpose of Benefit [Text Block]	Payment under this income option will be made in monthly installment payments of a chosen amount until the chosen amount applied with interest is paid.
Name of Benefit [Text Block]	Installment Income of a Stated Amount
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | InstallmentIncomeStatedAmountMember
Prospectus:
Standard Benefit [Flag]	true
Operation of Benefit [Text Block]	Installment Income of a Stated Amount: Payment under this income option will be made in monthly installment payments of a chosen amount until the chosen amount applied with interest is paid. For example, if the death benefit that is payable on the death of the insured is $100,000, the beneficiary may elect to monthly installments which will consist of a portion of the death benefit plus interest until the stated amount is paid.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | SingleLifeIncomeGuaranteedPaymentPeriodMember
Prospectus:
Name of Benefit [Text Block]	Single Life Income-Guaranteed Payment Period
Purpose of Benefit [Text Block]	Payment under this income option will be made monthly during the lifetime of the payee with a chosen guaranteed payment period.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The guaranteed period can be 10, 15 or 20 years.
Name of Benefit [Text Block]	Single Life Income-Guaranteed Payment Period
Operation of Benefit [Text Block]	Single Life Income-Guaranteed Payment Period: This settlement option allows the beneficiary of the Policy to receive the death benefit in monthly installments during the lifetime of the beneficiary with a chosen guaranteed payment period of 10, 15 or 20 years. For example, if the beneficiary elects to receive monthly installments for life with a guaranteed period of 10 years and the beneficiary dies in year 8, the new beneficiary will receive monthly installments until the end of the 10 year period.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | SingleLifeIncomeGuaranteedReturnMember
Prospectus:
Name of Benefit [Text Block]	Single Life Income-Guaranteed Return
Purpose of Benefit [Text Block]	Payment under this income option will be made monthly during the lifetime of the payee.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If the payee dies before the total amount applied under this plan has been paid, the remainder will be paid in one sum as a death benefit.
Name of Benefit [Text Block]	Single Life Income-Guaranteed Return
Operation of Benefit [Text Block]	Single Life Income-Guaranteed Return: This settlement option allows the beneficiary of the Policy to receive the death benefit in monthly installments during the lifetime of the payee and if the payee dies before the total amount applied under this option is paid, then the remaining death benefit will be paid to the new beneficiary in a lump sum. For example, if the death benefit that is payable on the death of the insured is $100,000 and the beneficiary elects to receive monthly payments for their life with a guaranteed return of $100,000 and the beneficiary dies after $80,000 has been paid, the remaining $20,000 will be paid to the new beneficiary in a lump sum.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | JointandSurvivorLifeIncomeMember
Prospectus:
Name of Benefit [Text Block]	Joint and Survivor Life Income
Purpose of Benefit [Text Block]	Payment under this income option will be made monthly and paid jointlyto two persons during their lifetime and will continue during the remaining lifetime of the survivor.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	A total payment period of 10 years is guaranteed.
Name of Benefit [Text Block]	Joint and Survivor Life Income
Operation of Benefit [Text Block]	Joint and Survivor Life Income-Guaranteed Payment Period: This settlement option allows the joint beneficiaries of the Policy to receive the death benefit in monthly installments during the lifetime of the beneficiaries with a 10 year guaranteed payment period. For example, if the beneficiaries elects to receive monthly installments for life with a guaranteed period of 10 years and one beneficiary dies, the survivor beneficiary will continue to receive monthly installments for their lifetime. If the survivor beneficiary dies in year 8, the new beneficiary will receive monthly installments until the end of the 10 year period.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | StateTaxMember
Prospectus:
Premium Taxes, Description [Text Block]	State Tax Charge (as a percentage of each premium payment)
Premium Taxes, When Deducted [Text Block]	On payment of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Premium Taxes (of Premium Payments), Current [Percent]	2.25%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | FederalTaxMember
Prospectus:
Premium Taxes, Description [Text Block]	Federal Tax Charge (as a percentage of each premium payment)
Premium Taxes, When Deducted [Text Block]	On payment of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	1.20%
Premium Taxes (of Premium Payments), Current [Percent]	1.20%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | UnderwritingMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Underwriting Charge (applies only if you request an increase in your specified face amount)
Other Transaction Fee, When Deducted [Text Block]	On face amount increase
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Option A: The death benefit is a level amount and equals the specified face amount of the Policy. For example, assuming no outstanding indebtedness, if on the date of death, the Face Amount is $500,000, then the Death Benefit would be $500,0000.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Option B: The death benefit varies and equals the specified face amount of the Policy plus the cash value on the date of death. For example, assuming no indebtedness, if on the date of death the Face Amount is $500,000 and Cash Value is $30,000, then the Death Benefit would be $530,000.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | Option3DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Option C: The death benefit varies and equals the specified face amount of the Policy plus the amount by which the Policy premiums paid exceed withdrawals made. For example, assuming no indebtedness, if on the date of death, the Face Amount is $500,000 and the Premium Paid is $50,000 and the withdrawal taken is $10,000, the death benefit would be $540,000 ($500,000 + $50,000 - $10,000).
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | DisabilityWaiverMonthlyDeductionBenefitMember
Prospectus:
Operation of Benefit [Text Block]	Disability Waiver of Monthly Deduction Benefit: Upon proof of total disability for a continuous period of at least 6 months, this rider provides for a waiver of monthly deduction. If you purchased this rider and the insured became disabled as defined in the rider, while the policy and the rider were still in force the monthly deductions would be waived while the insured was disabled. An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Policy’s termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider. If disability starts on or before the insured’s 60th birthday, monthly deductions will be waived as they fall due while the insured remains disabled. If this total disability continues uninterruptedly until the insured’s 65th birthday, such disability will be deemed to continue thereafter and all future monthly deductions will be waived. If disability starts after the 60th birthday but on or before the 65th birthday of the insured, monthly deductions will be waived as they fall due while the insured remains disabled until the later of: (a) the Policy anniversary when the insured is age 65, or (b) the third Policy anniversary after disability starts. Any monthly deductions due after that will be made from the accumulation fund. This rider is no longer sold on new Policies and was available only at the time you applied for the Policy. For example, if the insured became disabled after their 60th birthday as defined in the Policy and the monthly deduction in a given month was $50, we would waive that $50 deduction from cash value.
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember
Prospectus:
Sales Load, When Deducted [Text Block]	On payment of premium
Sales Load (of Premium Payments), Maximum [Percent]	9.00%
Sales Load, Footnotes [Text Block]	For MetFlex Policies issued on or after 9/1/1993 and before 1/1/2009, the maximum sales charge is 1.0% of annual target premiums paid in all Policy years. For Metflex Policies issued on or after 1/1/2009, the maximum sales charge is 9% of annual target premium paid for Policy years 1 to 10 and 3% of annual target premiums paid for Policy years 11 and later. The current sales charge for premiums paid in excess of annual target premiums in all Policy years is 0%.
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Administrative Expenses, When Deducted [Text Block]	On payment of premium
Administrative Expense (of Face Amount), Maximum [Percent]	1.05%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember | PolicyYears1to10Member
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	6.50%
Administrative Expense (of Face Amount), Current [Percent]	0.55%
Offered Starting [Date]	Jan. 01, 2009
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember | PolicyYears11andlaterMember
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	3.00%
Administrative Expense (of Face Amount), Current [Percent]	1.05%
Offered Starting [Date]	Jan. 01, 2009
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember | AllPolicyYearsMember | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	0.00%
Administrative Expense (of Face Amount), Current [Percent]	1.05%
Offered Ending [Date]	Jan. 01, 2009
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember | PolicyYears1to9Member
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.40%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember | PolicyYears1to9Member | Previously Offered [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.60%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember | PolicyYears10to20Member
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.20%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember | thereafterMember
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.10%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexMember | thereafterMember | Previously Offered [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.30%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexCMember
Prospectus:
Sales Load, When Deducted [Text Block]	On payment of premium
Sales Load (of Premium Payments), Maximum [Percent]	9.00%
Sales Load, Footnotes [Text Block]	For Metflex C Policies issued on or after 8/1/2000, the maximum sales charge is 9% of annual target premiums paid for Policy years 1 to 10, and 3% of annual target premiums paid for Policy years 11 and later. For MetFlex C Policies issued on or after 5/1/1996 and before 8/1/2000, the current sales charge imposed in Policy years 1 to 10 was up to 9% of the annual target premium paid. The current sales charge for premiums paid in excess of annual target premiums in all Policy years is 0%.
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Administrative Expenses, When Deducted [Text Block]	On payment of premium
Administrative Expense (of Face Amount), Maximum [Percent]	1.05%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexCMember | PolicyYears1to10Member
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	6.50%
Offered Starting [Date]	Aug. 01, 2000
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexCMember | PolicyYears11andlaterMember
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	3.00%
Offered Starting [Date]	Aug. 01, 2000
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexCMember | AllPolicyYearsMember | Previously Offered [Member]
Prospectus:
Administrative Expense (of Face Amount), Current [Percent]	1.05%
Offered Ending [Date]	Dec. 31, 2008
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexCMember | PolicyYears1to9Member
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.48%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexCMember | PolicyYears10to20Member
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.36%
MetFlex and MetFlex C A Flexible Premium Variable Life Insurance Policy (?Policy?) | MetFlexCMember | thereafterMember
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.30%